CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Revenues	₺ 57,046,561	₺ 51,338,956	₺ 38,228,624
Operating expenses
Cost of inventory sold	(35,657,519)	(35,789,583)	(29,921,050)
Shipping and packaging expenses	(6,093,426)	(4,799,044)	(3,796,191)
Payroll and outsource staff expenses	(6,552,654)	(5,059,046)	(4,258,576)
Advertising expenses	(4,292,018)	(3,505,159)	(4,199,545)
Technology expenses	(740,631)	(595,096)	(436,341)
Depreciation and amortization	(2,048,138)	(1,695,200)	(1,219,844)
Other operating income	364,831	691,543	187,115
Other operating expenses	(2,010,047)	(1,634,086)	(1,965,919)
Operating profit/(loss)	16,959	(1,046,715)	(7,381,727)
Financial income	4,017,977	5,110,444	4,552,480
Financial expenses	(7,660,314)	(5,789,668)	(4,068,113)
Monetary gains/ (losses)	2,020,471	1,834,992	(19,377)
Income/(loss) before income taxes	(1,604,907)	109,053	(6,916,737)
Taxation on income	0	0	0
Income/(loss) for the year	₺ (1,604,907)	₺ 109,053	₺ (6,916,737)
Basic income/(loss) per share (TRY per share)	₺ (4.9)	₺ 0.3	₺ (21.2)
Diluted income/(loss) per share (TRY per share)	₺ (4.9)	₺ 0.3	₺ (21.2)
Other comprehensive loss: Items that will not be reclassified to profit or loss in subsequent period:
Actuarial losses arising on remeasurement of post-employment benefits	₺ (22,071)	₺ (108,441)	₺ (33,266)
Total comprehensive income/(loss) for the year	₺ (1,626,978)	₺ 612	₺ (6,950,003)